Investment properties (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investment properties
Charge for the year	¥ 1,043,000	¥ 2,335,000
Investment properties useful life		20 years
Investment properties pledged as security for bank loans		¥ 15,373,000
Cost
Investment properties
Beginning balance	27,824,000
Transfer to owner-occupied property	(27,824,000)
Ending balance		27,824,000
Accumulated depreciation
Investment properties
Beginning balance	(12,451,000)
Transfer to owner-occupied property	13,494,000
Charge for the year	¥ (1,043,000)
Ending balance		¥ (12,451,000)